Capital and reserves	12 Months Ended
Jun. 30, 2021
Capital and reserves
Capital and reserves

31 Capital and reserves

(a) Share capital and additional paid-in capital

(i) As discussed in Note 1.2, Since the Company did not exist prior to June 30, 2019, the registered capital of the companies now comprising the Group are included in additional paid-in capital during the year ended June 30, 2019. The Company was incorporated on January 7, 2020 as part of the Reorganization. Upon incorporation in January 2020, the Company authorized and issued 5,000,000,000 and 976,634,771 ordinary shares, respectively, with a par value of US$0.00001 each. Among the 976,634,771 ordinary shares issued, 865,591,398 shares represented ordinary shares outstanding of the Company and 111,043,373 shares were recognized as treasury shares (see Note 31(b)(v)). These shares rank pari passu in all respects with the ordinary shares in issue.

As of June 30, 2020, the aggregated par value of ordinary shares outstanding amounted to US$8,656 (equivalent to RMB69,000) and was recognized as share capital of the Company. The excess of capital injections made by the equity shareholders over the par value was credited to the additional paid-in capital.

(ii) The Company adopted a dual-class share structure effective immediately prior to the completion of the IPO. All the Company’s issued ordinary shares, including treasury shares reserved for the share award scheme, had been re-designated as 766,011,125 Class A ordinary shares and 328,290,482 Class B ordinary shares respectively immediately prior to the completion of the IPO.

Holders of the Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to three votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

(iii) Upon completion of the IPO and exercised of the over-allotment option, the Company issued 121,600,000 and 9,664,748 Class A ordinary shares at par value of US$0.00001 each for cash consideration of US$5.00 each, respectively. The total net proceeds received were US$625,274,000 (equivalent to RMB4,178,860,000), net of share issuance costs. The share issuance costs paid and payable mainly include share underwriting commissions, legal fees, accounting fees and other related costs, which were incremental costs directly attributable to the issuance of the new shares.

(iv) Upon completion of the IPO on October 15, 2020, each issued Series A preferred share was converted into one Class A ordinary share by re-designation and reclassification of every Series A preferred share in issue as a Class A ordinary share on a one for one basis. As a result, the financial liabilities for Series A preferred share were derecognized and recorded as share capital and additional paid-in capital.

(v) During the year ended June 30, 2021, 71,132,744 of restricted shares became vested and were released from treasury shares into Class A ordinary shares.

(vi) As of June 30, 2021, analysis of the Company’s issued shares was as follows:

	Number of
	shares	Share capital
		RMB’000
Class A ordinary shares	876,570,233	69
Class B ordinary shares	328,290,482	23
	1,204,860,715	92

(b) Nature and purposes of reserves

(i)	Merger reserve

As discussed in Note 1.2, during the year ended June 30, 2019, as part of the Reorganization, MINISO HK acquired the equity interests of the Overseas Entities, which were under the common control of the Controlling Shareholders, at an aggregate consideration of RMB133,394,000. The difference of RMB128,868,000 between the consideration paid and the paid-in capital acquired was recognized as merger reserve.

(ii)	Translation reserve

The exchange reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	Share-based payment reserve

The share-based payment reserve represents the portion of the grant date fair value of restricted shares and share options granted to the key management personnel and employees of the Group that has been recognized in accordance with the accounting policy adopted for share-based payments in Note 2(r)(iii).

(iv)	PRC statutory reserve

PRC statutory reserves are established in accordance with the PRC Company Law and the Articles of Association of the subsidiaries which are established in the PRC. The subsidiary being an equity joint venture with foreign investment, transfers certain percentages of the net profit to a statutory surplus reserve at the discretion of its board of directors. The subsidiaries being wholly foreign-owned enterprise or wholly domestic-owned enterprises, are required to allocate at least 10% of its net profits to a statutory surplus reserve. The transfer to this reserve must be made before distribution of dividends to equity shareholders can be made.

PRC statutory reserve can be used to make good previous years’ losses, if any, and may be converted into capital in proportion to their existing equity holdings, provided that the balance of the statutory surplus reserve after such transfer is not less than 25% of the registered capital.

(v)	Treasury shares

In August 2018, MINISO Guangzhou issued RMB15,863,000 registered capital to four PRC entities (“special purpose vehicles”), which together held the shares under the 2018 Share Award Scheme (see Note 32). As of June 30, 2019, total considerations received from the four special purpose vehicles were RMB8,694,000, which were credited to additional paid-in capital.

As MINISO Guangzhou has the power to govern the relevant activities of the four special purpose vehicles and can derive benefits from the contributions of the employees who were awarded with the shares under 2018 Share Award Scheme, the four special purpose vehicles were consolidated.

As discussed in Note 1 and Note 32(a), as part of the Reorganization, the 2018 Share Award Scheme adopted by MINISO Guangzhou was replaced by the 2020 Share Award Scheme adopted by the Company on January 7, 2020. The Company issued 111,043,373 ordinary shares at par value of USD0.00001 each to twelve entities incorporated in the BVI (“new special purpose vehicles”), which together held the shares under the 2020 Share Award Scheme (see Note 32(a)). The new special purpose vehicles are considered as a continuation of the original special purpose vehicles. As the Company has the power to govern the relevant activities of the twelve new special purpose vehicles and can derive benefits from the contributions of the employees who were awarded with the shares under the 2020 Share Award Scheme, the twelve new special purpose vehicles were consolidated and the ordinary shares issued to these special purposed vehicles are treated as treasury shares until they are granted to employees and become vested.

Additional considerations of RMB10,699,000 were received from the new special purpose vehicles during the year ended June 30, 2020, which were credited to additional paid-in capital.

During the year ended June 30, 2021, additional considerations of RMB973,000 were received from the new special purpose vehicles, which were credited to additional paid-in capital.

(c) Deemed distribution

Upon the completion of the reorganization of the China Business on December 1, 2018, the assets and liabilities of the predecessor entity amounting to RMB493,860,000 that were not transferred to the Group and retained by the predecessor entity. Such assets and liabilities were treated as deemed distribution to the equity shareholders and were excluded from the consolidated statement of financial position of the Group since then.

(d) Capital management

The Group defines “capital” as including all components of equity and paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights. The Group’s policy is to maintain a strong capital base to maintain investors, creditors and market confidence and to sustain future development of the business. There were no changes in the Group’s approach to capital management during the year. The Group is not subject to any externally imposed capital requirements.

(e) Dividends

No dividends have been declared or paid by the companies now comprising the Group to its equity shareholders during the year ended June 30, 2019.

During the year ended June 30, 2020, dividends of RMB330,336,000 were declared by MINISO Guangzhou and were fully paid prior to the incorporation of the Company.

During the year ended June 30, 2021, no dividend has been paid or declared by the Company.